Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of income tax [Abstract]
Schedule of Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities are attributable to the following:

	December 31, 2025			December 31, 2024
	Assets	Liabilities	Total	Assets	Liabilities	Total
	€m	€m	€m	€m	€m	€m
Property, plant and equipment	(12.0)	(10.6)	(22.6)	(0.1)	(32.2)	(32.3)
Intangible assets	9.6	(357.4)	(347.8)	12.0	(347.6)	(335.6)
Employee benefits	7.2	5.6	12.8	1.4	17.7	19.1
Tax value of loss carry forwards	—	106.1	106.1	—	65.2	65.2
Derivative financial instruments	4.2	0.8	5.0	(0.8)	3.7	2.9
Other	8.1	(3.8)	4.3	2.2	0.5	2.7
Tax assets/(liabilities)	17.1	(259.3)	(242.2)	14.7	(292.7)	(278.0)
Movement in deferred tax during the year:

	Opening balance Jan 1, 2025	Recognized in Statement of Profit or Loss	Recognized in Other Comprehensive Income	Recognized directly in equity	Movement in foreign exchange	Closing balance Dec 31, 2025
	€m	€m	€m	€m	€m	€m
Property, plant and equipment	(32.3)	9.8	—	—	(0.1)	(22.6)
Intangible assets	(335.6)	(11.9)	—	—	(0.3)	(347.8)
Employee benefits	19.1	(1.5)	(4.9)	(0.1)	0.2	12.8
Tax value of loss carry forwards	65.2	41.0	—	—	(0.1)	106.1
Derivative financial instruments	2.9	0.8	1.6	—	(0.3)	5.0
Other	2.7	1.9	—	—	(0.3)	4.3
Total deferred tax	(278.0)	40.1	(3.3)	(0.1)	(0.9)	(242.2)